Investment Objectives and Goals	Dec. 23, 2025
Leatherback Long/Short Absolute Return ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leatherback Long/Short Absolute Return ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Leatherback Long/Short Absolute Return ETF (the “Fund” or the “Absolute Return ETF”) seeks absolute return. The Fund has not yet commenced operations.
Leatherback Long/Short Alternative Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leatherback Long/Short Alternative Yield ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Leatherback Long/Short Alternative Yield ETF (the “Fund” or the “Alternative Yield ETF”) seeks capital appreciation and income.